Component of Accumulated Other Comprehensive Loss Net of Tax (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			$ 16	$ (3)	$ (3)	$ (46)
Other comprehensive income before reclassifications			15		16	32
Split-off of AS from SunGard	(82)		(82)
Amounts reclassified from accumulated other comprehensive income net of tax			4		3	11
Net current-period other comprehensive income	(6)	(4)	(63)	(48)	19	43
Ending balance	(47)		(47)		16	(3)
Gains and Losses on Cash Flow Hedges
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			4	1	1	(9)
Other comprehensive income before reclassifications			(6)			(1)
Split-off of AS from SunGard
Amounts reclassified from accumulated other comprehensive income net of tax			4		3	11
Net current-period other comprehensive income (loss)			(2)		3	10
Ending balance	2		2		4	1
Currency Translation
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			15	(4)	(4)	(37)
Other comprehensive income before reclassifications			21		19	33
Split-off of AS from SunGard			(82)
Amounts reclassified from accumulated other comprehensive income net of tax
Net current-period other comprehensive income			(61)		19	33
Ending balance	(46)		(46)		15	(4)
Other
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			(3)
Other comprehensive income before reclassifications					(3)
Split-off of AS from SunGard
Amounts reclassified from accumulated other comprehensive income net of tax
Net current-period other comprehensive income (loss)					(3)
Ending balance	$ (3)		$ (3)		$ (3)